Reconciliations of Liabilities Arising from Financing Activities	6 Months Ended
Jun. 30, 2025
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
33	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	Addition	Disposal	Payment	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM	RM	RM
As of June 30, 2025
Bank borrowings	215,359	-	(176,259)	(39,100)	-	-	-
Lease liabilities	536,380	2,446,312	(175,199)	(635,970)	49,958	(49,958)	2,171,523
Other borrowings	600,000	-	-	-	-	-	600,000
	1,351,739	2,446,312	(351,458)	675,070	49,958	(49,958)	2,771,523
	At beginning of year	Principal	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM
As of December 31, 2024
Bank borrowings	322,599	(107,240)	10,060	(10,060)	215,359
Lease liabilities	1,255,340	(718,960)	32,413	(32,413)	536,380
Other borrowings	600,000	-	-	-	600,000
	2,177,939	(826,200)	42,473	(42,473)	1,351,739